Financial Assets at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Commercial loan	$ 2,573,423	$ 3,297,016
Bottom of range [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Leases contracts term	2 years
Top of range [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Leases contracts term	15 years
Resale agreement [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Financial instrument at fair value	$ 73,874	53,173
Central Bank of Chile [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Pledged as Collateral FCIC program	1,362,095	560,434
Financial Lease Contracts [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Overdue portfolio amount	10,200	5,907
Financial Leases [Member]
Financial Assets at Amortized Cost - Schedule of financial lease contracts [Line Items]
Financial leases for real estate	922,174	910,492
Financial leases for real estate	$ 900,701	$ 872,092